Shareholder Report, Average Annual Return (Details) - Papp Small & Mid-Cap Growth Fund	12 Months Ended											60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2024	May 31, 2024
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	11.27%											7.54%	8.68%
S P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%											15.80%	12.69%
S And P Mid Cap 400 Growth Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.85%											12.30%	10.28%